Fair Values - Summary of Assets and Liabilities Recorded at Amortized Cost (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	$ 45,669,450,738	$ 42,762,237,350
Liabilities	37,909,826,374	34,807,330,995
Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	5,422,780,866	4,137,164,133
Liabilities	54,443,078	11,846,653
Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	104,916,578	1,483,813,138
Liabilities	18,340,612	10,092,756
Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	103,401,364	115,225,264	$ 20,556,654
Liabilities	0	0
Deposits
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	27,668,939,952	24,513,231,226
Deposits | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	27,641,637,543	24,514,996,202
Deposits | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	0
Deposits | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	4,093,407,121
Deposits | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	27,641,637,543	20,421,589,081
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	677,097,037	567,875,904
Repurchase Transactions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	677,097,037	567,875,904
Repurchase Transactions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	677,097,037	567,875,904
Repurchase Transactions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	0
Repurchase Transactions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	881,745,712	581,156,334
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	859,008,115	579,827,723
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	14,708
Financing Received from the Argentine Central Bank and Other Financial Institutions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	859,008,115	579,813,015
Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	1,622,340,367	1,327,992,931
Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	1,618,759,825	1,323,434,146
Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	1,618,759,825	1,320,994,427
Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	0
Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	2,439,719
Subordinated Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	376,190,745	350,069,829
Subordinated Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	374,863,858	346,691,827
Subordinated Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	374,863,858	0
Subordinated Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	0
Subordinated Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	346,691,827
Other Financial Liabilities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	4,237,874,913	4,631,605,767
Other Financial Liabilities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	4,237,874,913	4,606,077,924
Other Financial Liabilities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	0
Other Financial Liabilities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	0	385,458,264
Other Financial Liabilities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at Fair Value	4,237,874,913	4,220,619,660
Cash and Due from Banks
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	9,367,222,727	8,872,753,639
Cash and Due from Banks | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	9,367,222,727	8,872,753,639
Cash and Due from Banks | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	9,367,222,727	8,872,753,639
Cash and Due from Banks | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	0	0
Cash and Due from Banks | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	0	0
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	726,099,832
Repurchase Transactions | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	726,099,832
Repurchase Transactions | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	726,099,832
Repurchase Transactions | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	0
Repurchase Transactions | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	0
Loans and Other Financing
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	23,273,441,117	18,894,673,075
Loans and Other Financing | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	23,344,477,902	18,994,218,505
Loans and Other Financing | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	0	0
Loans and Other Financing | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	0	0
Loans and Other Financing | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	23,344,477,902	18,994,218,505
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	187,686,033	1,845,561,213
Other Financial Assets | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	373,695,004	413,514,403
Other Financial Assets | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	59,746	57,122
Other Financial Assets | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	16,628,631	25,053,644	0
Other Financial Assets | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	248,839,669	2,128,694,177
Other Financial Assets | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	154,387,067	2,064,027,218
Other Financial Assets | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	0	0
Other Financial Assets | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	94,452,602	64,666,959
Other Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	2,652,698,866	2,868,154,374
Other Debt Securities | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	3,235,247,697	1,832,446,818
Other Debt Securities | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	1,190,617,674
Other Debt Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	3,093,537	$ 0
Other Debt Securities | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	2,553,649,645	2,631,897,558
Other Debt Securities | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	2,553,649,645	881,536,302
Other Debt Securities | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	0	0
Other Debt Securities | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	0	1,750,361,256
Financial Assets Pledged as Collateral
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	1,258,840,848	1,759,443,196
Financial Assets Pledged as Collateral | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	240,908,514	41,840,333
Financial Assets Pledged as Collateral | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	151,447,420
Financial Assets Pledged as Collateral | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	0	0
Financial Assets Pledged as Collateral | Fair Value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	1,258,802,610	1,697,781,605
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	1,258,802,610	1,697,781,605
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	0	0
Financial Assets Pledged as Collateral | Fair Value | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at Fair Value	$ 0	$ 0